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                               SEMI-ANNUAL REPORT








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                                The Prairie Fund


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                                     June 30, 2002

================================================================================
The Prairie Fund
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                                                         Schedule of Investments
                                                       June 30, 2002 (Unaudited)
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 Shares/Principal Amount                     Cost    Market Value   % of Assets
--------------------------------------------------------------------------------

 COMMON STOCKS
 Beverage
       5,000 Coca Cola Co.                139,519      280,000
       2,500 Pepsico Inc.                  36,007      120,500
                                           ------      -------
                                          175,526      400,500         15.14%
 Communications Equipment
      10,000 Motorola Inc.                177,323      144,200
      10,000 Lucent Technologies *         89,890       16,600
                                           ------       ------
                                          267,213      160,800          6.08%

 Communication Services
         145 Avaya Inc. *                   1,141          717
       4,800 Nextel Communications
               Inc. Cl A *                 74,969       15,408
                                           ------       ------
                                           76,110       16,125          0.61%

 Computer Hardware
       6,000 Sun Microsystems *            84,051       30,060          1.14%
                                           ------       ------

 Computer/Office
       1,000 Intl Business Machines
               Inc.                        42,250       72,000          2.72%
                                           ------       ------

 Conglomerate
       5,000 General Electric Co.          49,220      145,250          5.49%
                                           ------      -------

 Data  Processing
       5,000 DST Systems Inc. Dela *      143,781      228,550          8.64%
                                          -------      -------

 Drugs
       1,500 Bristol Myers Squibb Co.      78,950       38,550
       5,000 Pfizer Inc.                    6,666      175,000
       3,750 Ivax Corporation *            70,870       40,500
       2,500 Merck & Co. Inc.              74,342      126,600
       4,000 Schering-Plough Corp.        147,090       98,400
                                          -------       ------
                                          377,918      479,050         18.11%
                                          -------      -------
 Drugs, Distribution
       4,000 McKesson Corp.                62,461      114,450          4.33%
                                           ------      -------

 Drug Stores
       2,000 Walgreen Co.                  79,688       77,260          2.92%
                                           ------       ------

 Fast Foods
       4,000 McDonalds Corp.              112,552      113,800          4.30%
                                          -------      -------

 Food Processing
          30 J.M. Smucker Company           1,378        1,024          0.04%
                                            -----        -----


*  Non-Income producing securities.

    The accompanying notes are an integral part of the financial statements.

================================================================================
The Prairie Fund
================================================================================

                                                         Schedule of Investments
                                                       June 30, 2002 (Unaudited)
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 Shares/Principal Amount                     Cost    Market Value   % of Assets
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 COMMON STOCKS


 Furniture and Fixtures
       2,500 Ethan Allen Interiors Inc.    82,075       87,125          3.29%
                                           ------       ------

 Holding Companies
           6 Berkshire Hathaway Inc.
               Class A *                   69,720      400,800         15.15%
                                           ------      -------

 Household Products
       1,500 Proctor & Gamble Co.          67,542      133,950          5.06%
                                           ------      -------

 Medical Equipment & Supplies
         150 Zimmer Holdings, Inc. *        4,350        5,349          0.20%
                                            -----        -----

 Semiconductors
         107 Agere Systems, Inc.
               Class A                      1,335          150
       2,645 Agere Systems, Inc.
               Class B                     33,065        3,968
                                           ------        -----
                                           34,400        4,118          0.16%

             Total Stocks               1,730,235    2,470,211         93.36%
                                        =========    =========

 Money Market Funds
     170,510 UMB Money Market .39%        170,510      170,510          6.44%
                                          -------      -------

              Total Money Market Funds    170,510      170,510          6.44%
                                          =======      =======

             Total Investments          1,900,745    2,640,721         99.81%

             Other Assets Less Liabilities  5,083           0.19%

             Net Assets               $ 2,645,804         100.00%
                                      ===========


*  Non-Income producing securities

    The accompanying notes are an integral part of the financial statements.

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 The Prairie Fund
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Statement of Assets and Liabilities
     June 30, 2002 (Unaudited)

Assets:
     Investment Securities at Market Value                      $ 2,640,721
          (Identified Cost - 3,405,817)
     Cash                                                             4,991
     Receivables:
          Dividends and Interest                                      3,428
                                                                      -----
               Total Assets                                       2,649,140
Liabilities:
          Accruded Advisor Fees                                       2,118
          Accrued Expenses                                            1,218
                                                                      -----
               Total Liabilities                                      3,336

Net Assets                                                      $ 2,645,804
                                                                ===========
Net Assets Consist of:
     Capital Paid In                                              3,380,596
     Accumulated Undistributed Net Investment Income                (21,978)
     Accumulated Realized Gain (Loss) on Investments - Net           52,282
     Unrealized Appreciation in Value
          of Investments Based on Identified Cost - Net            (765,096)
                                                                   ---------
Net Assets, for  Shares Outstanding                             $ 2,645,804
                                                                ===========
Net Asset Value and Redemption Price
     Per Share ($2,645,804/378,659 shares)                           $ 6.99
Offering Price Per Share                                             $ 6.99


    The accompanying notes are an integral part of the fiancial statements.

================================================================================
 The Prairie Fund
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 Statement of Operations
 For the six months ended June 30, 2002 (Unaudited)

Investment Income:
     Dividends                                                       12,835
     Interest                                                           113
                                                                        ---
          Total Investment Income                                    12,948
Expenses
Audit fees                                                            5,406
Legal fees                                                            5,012
Management and advisory fees (Note 2)                                14,271
Transfer Agent                                                        5,898
Custodial fees                                                        1,844
Printing                                                                984
Registration Fees                                                       940
Insurance                                                               571
                                                                        ---
          Total Expenses                                             34,926

Net Investment Loss                                                 (21,978)

Realized and Unrealized Gain (Loss) on Investments:
     Realized Gain (Loss) on Investments                             72,172
     Unrealized Appreciation (Depreciation) on Investments         (495,440)
                                                                   ---------
Net Realized and Unrealized Gain (Loss) on Investments             (423,268)

Net Increase (Decrease) in Net Assets from Operations              (445,246)


    The accompanying notes are an integral part of the financial statements.

================================================================================
 The Prairie Fund
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Statement of Changes in Net Assets (Unaudited)
                                                       1/1/2002      1/1/2001
                                                          to            to
                                                      6/30/2002    12/31/2001
                                                      ---------    ----------
From Operations:
     Net Investment Income                             (21,978)     (97,716)
     Net Realized Gain (Loss) on Investments            72,172     (255,791)
     Net Unrealized Appreciation (Depreciation)       (495,440)    (335,587)
                                                      ---------    ---------
     Increase (Decrease) in Net Assets from
       Operations                                     (445,246)    (689,094)
From Distributions to Shareholders
     Net Investment Income                                   0            0
     Net Realized Gain (Loss) from Security
       Transactions                                          0            0
                                                            --           --
     Net  Increase (Decrease) from Distributions             0            0
From Capital Share Transactions:
     Proceeds From Sale of Shares                            0            0
     Shares Issued on Reinvestment of Dividends              0            0
     Cost of Shares Redeemed                                 0            0
                                                            --           --
Net Increase from Shareholder Activity                       0            0

Net Increase  in Net Assets                           (445,246)    (689,094)

Net Assets at Beginning of Period                    3,091,050    3,780,144
Net Assets at End of Period                          2,645,804    3,091,050
                                                     =========    =========

Share Transactions:
     Issued                                                  0            0
     Reinvested                                              0            0
     Redeemed                                                0            0
                                                            --           --
Net increase (decrease) in shares                            0            0
Shares outstanding beginning of period                 378,659      378,659
                                                       -------      -------
Shares outstanding end of period                       378,659      378,659
                                                       =======      =======

*Commencement of operations


The accompanying notes are an integral part of the financial statements.

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 The Prairie Fund
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Financial Highlights (Unaudited)
Selected data for a share outstanding throughout the period:

                                           1/1/2002      1/1/2001     1/1/2000*
                                              to            to           to
                                          6/30/2002    12/31/2001   12/31/2000
                                          ---------    ----------   ----------
Net Asset Value -
     Beginning of Period                     8.16         9.98         10.00
Net Investment Income                       (0.06)       (0.26)        (0.07)
Net Gains or Losses on Securities
     (realized and unrealized)              (1.11)       (1.56)        0.05
                                            ------       ------        ----
Total from Investment Operations            (1.17)       (1.82)        (0.02)
Dividends
     (from net investment income)            0.00         0.00          0.00
Distributions (from capital gains)           0.00         0.00          0.00
Return of Capital                            0.00         0.00          0.00
                                             ----         ----          ----
     Total Distributions                     0.00         0.00          0.00
Net Asset Value -
     End of Period                           6.99         8.16          9.98
Total Return                               (14.34)%     (18.24)%       (0.20)%
Ratios/Supplemental Data
Net Assets - End of Period (Thousands)      2,646        3,091         3,780

Ratio of Expenses to Average Net
  Assets - before reimbursements             2.40%        4.00%         2.60%
Ratio of Expenses to Average Net
  Assets - net of reimbursements             2.40%        4.00%         1.52%
Ratio of Net Loss to Average Net Assets     (1.51)%      (3.00)%       (0.79)%
Ratio of Net Loss to Average Net
  Assets  after reimbursments               (1.51)%      (3.00)%       (1.87)%
Portfolio Turnover Rate                      3.33%       22.70%        23.84%

* commencement of operations.

    The accompanying notes are an integral part of the financial statements.

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 The Prairie Fund
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                                                   Notes to Financial Statements
                                                       June 30, 2002 (Unaudited)

  1.)Summary of Significant Accounting Policies
     The Prairie Fund (the Fund) is a no load mutual fund advised by Zuckerman Management Associates, Inc. (ZMA). It was incorporated and elected S-Corporation status on May 25, 1999. It started business on January 1, 2000. On August 6, 2000 the entity reorganized as a Delaware business trust. The Fund is also registered with the Securities and Exchange Commission as a non-diversified, open-end management investment company, effective August 2, 2000. The Fund, however, began operations on January 1, 2000 with in-kind contributions of appreciated marketable equity securities (Note 3). The Fund's shares are not currently available for sale to the public, but the Board of Trustees is contemplating public registration in the latter part of 2002.

     The Fund's investment objective is to seek long-term capital appreciation. The Fund pursues its objective by investing primarily in common stock issued by U.S. companies.

     The Fund's custodian is UMB Bank, NA based in Kansas City, Missouri, and the transfer agent is Mutual Shareholder Services, based out of Cleveland, Ohio.

     Security Valuation:
     Investment in Securities traded on a national securities and exchange (or reported on the Nasdaq national market) are stated at the last reported sales price of the day of valuation; other securities traded over-the counter market and listed securities for which no sale was reported on that date are stated at the last quoted bid price. Short-term notes are stated at amortized cost, which is equivalent to value. Restricted securities and other securities for which quotations are not readily available are valued at fair value as determined by the Board of Trustees.

     Income Recognition:
     Security transactions are recorded on the trade date. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recognized on the ex-dividend date, and interest income is recognized on an accrual basis. Discounts and premiums on securities purchased are amortized over the life of the respective securities.

     Use of Estimates In The Preparation of Financial Statements:
     The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

     Income Taxes:
     The Fund, with the stockholders' consent, has elected to be taxed under S Corporation provisions of the Internal Revenue Code (IRC). Under these provisions, the taxable income of the fund is reflected by the stockholders on their respective tax returns. The Fund anticipates converting to the applicable provisions of the IRC, allowing it to be taxed as a "regulated investment company" during 2002. The Fund did not qualify to be treated as a registered investment company in either 2000 or 2001.

     Income Taxes:
     The fund may periodically make reclassifications among certain of its capital accounts as a result of the characterization of certain income and capital gain distributions determined annually in accordance with Federal tax regulations which may differ from generally accepted accounting principles.



     Reclassifications:
     The Fund may periodically make reclassifications among certain of its capital accounts as a result of the characterization of certain income and capital gain distributions determined annually in accordance with Federal tax regulations which may differ from generally accepted accounting principles.

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 The Prairie Fund
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                                                   Notes to Financial Statements
                                                       June 30, 2002 (Unaudited)

  2.)Investment Advisory Agreement
     ZMA serves as the Fund's investment advisor, charging an annual management and investment advisory fee of 1.0% of the Fund's average net assets. The Fund also pays all of the fees and expenses of the Fund. The investment advisor has agreed to pay any amount of the fees for the Fund's custodian, administrator, transfer agent and Investment Company Institute membership that exceed in the aggregate one percent (1.00%) of the Fund's net asset value for the year. The advisor received management fees of $14,271 and as of June 30, 2002.

  3.)Investment transactions
     During the six months ended June 30, 2002, purchases and sales of investment securities were $46,040 and $127,042, respectively. The primary stockholder of ZMA as well as members of the primary stockholder's family, in the form of Trusts, constitute 100% of the Fund's ownership.

     At June 30, 2002, the Fund's investment portfolio had a net unrealized loss of $765,096 for financial statement purposes, with the market value of securities transferred in during the initial year constituting the Fund's basis in the marketable securities.

     At June 30, 2002 the composition of unrealized appreciation (the excess of value over tax cost) and depreciation (the excess of tax cost over value) was as follows:

     Appreciation         (Depreciation)        Net Appreciation (Depreciation)
     ------------         --------------        -------------------------------
       1,150,787             (410,811)                     739,976

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                                Board of Trustees
                         Matthew M Zuckerman, President
                     Nancy Z Markovitch, Secretary/Treasurer
                        (Daughter of Matthew M Zuckerman)
                              Elias Herschmann, MD
                                 Jack Levine CPA
                                Joseph Weisel CPA


                               Investment Adviser
                      Zuckerman Management Associates, Inc.
                           801 41st Street, Suite 210
                           Miami Beach, Florida 33140



                             Dividend Paying Agent,
                         Shareholders' Servicing Agent,
                                 Transfer Agent
                           Mutual Shareholder Services
                          8869 Brecksville Rd, Suite C
                             Brecksville, Ohio 44141


                                    Custodian
                                  UMB Bank, NA
                              Mutual Fund Services
                           928 Grand Blvd, 10th Floor
                              Kansas City, MO 64106


                                     Counsel
                           Morgan, Lewis & Bockius LLP
                        5300 First Union Financial Center
                          200 South Biscayne Boulevard
                               Miami, FL33131-2339

                              Independent Auditors
                         McCurdy & Associates CPA's Inc.
                               27955 Clemens Road
                               Westlake, OH 44145



 This report is provided for the general information of the shareholders of the
   Prairie Fund. This report is not intended for distribution to prospective investors in the funds, unless preceded or accompanied by an effective prospectus.

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